Salaries, wages and benefits (Tables)	12 Months Ended
Dec. 31, 2020
Salaries, wages and benefits
Schedule of Salaries, wages and benefits

	Year ended 31	Period from 19	Period from 1	Year ended 31
	December	December to 31	January to 18	December
	2020	December 2019	December 2019	2018
	Successor (NFH)		Predecessor (HHH)
Salaries, wages, bonus, and allowances	984,498	58,628	1,057,454	923,782
Housing funds	81,315	2,954	77,732	71,632
Defined contribution benefits	90,783	5,015	136,514	129,338
Welfare and other expenses	29,427	2,104	40,375	44,568
Share-based compensation (Note 22)	692	10,514	34,403	18,418
	1,186,715	79,215	1,346,478	1,187,738